SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

On July 7, 2021, a note holder converted their $105,000 secured convertible note to 21,000 common shares.

On July 6, 2021, a note holder converted their $50,000 secured convertible note to 10,000 common shares.

On July 8, 2021, a note holder converted their $50,000 secured convertible note to 10,000 common shares.

On July 9, 2021, a note holder converted their $55,000 secured convertible note to 10,462 common shares.

On July 22, 2021, two note holder converted their $110,000 secured convertible note to 19,678 common shares.

On July 29, 2021, the Company received a short term note of $300,000 payable at $2,531.25 for 160 payments.